UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489
                                                     ---------

                      Oppenheimer International Growth Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                      Date of reporting period: 08/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS--92.2%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.0%
-------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Continental AG                                                   283,518   $    36,996,226
-------------------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Bayerische Motoren Werke AG                                      295,061        18,116,502
-------------------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                                     6,761,400        19,747,694
-------------------------------------------------------------------------------------------
Honda Motor Co.                                                  333,846        11,013,833
-------------------------------------------------------------------------------------------
Porsche AG, Preference                                             7,587        13,560,026
-------------------------------------------------------------------------------------------
Toyota Motor Corp.                                               321,565        18,653,652
                                                                           ----------------
                                                                                81,091,707
-------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Dignity plc                                                      555,830         7,671,142
-------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Carnival Corp.                                                   322,960        14,723,746
-------------------------------------------------------------------------------------------
William Hill plc                                                 751,622         9,320,070
                                                                           ----------------
                                                                                24,043,816
-------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Daito Trust Construction Co. Ltd.                                295,287        14,026,202
-------------------------------------------------------------------------------------------
Groupe SEB SA                                                    112,181        19,818,521
-------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                       212,310         8,367,110
-------------------------------------------------------------------------------------------
Sony Corp.                                                       409,645        19,616,075
                                                                           ----------------
                                                                                61,827,908
-------------------------------------------------------------------------------------------
MEDIA--3.8%
British Sky Broadcasting Group plc                               722,509         9,840,410
-------------------------------------------------------------------------------------------
Dish TV India Ltd. 1                                             949,095         1,949,273
-------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                         122,918         3,265,177
-------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                 544,340        14,185,500
-------------------------------------------------------------------------------------------
Mediaset SpA                                                   2,617,725        27,779,095
-------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                   250,513         3,674,185
-------------------------------------------------------------------------------------------
Societe Television Francaise 1                                   166,956         4,889,917
-------------------------------------------------------------------------------------------
Vivendi SA                                                       335,187        13,702,814
-------------------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                                     825,300         1,074,621
-------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                             1,650,600        12,508,217
-------------------------------------------------------------------------------------------
Zee News Ltd. 1                                                  746,236         1,141,034
                                                                           ----------------
                                                                                94,010,243
-------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Next plc                                                         569,198        22,161,045
-------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                      62,530        10,809,526
                                                                           ----------------
                                                                                32,970,571
-------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Carphone Warehouse plc (The)                                   2,462,330        16,995,330
-------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                                   377,885        21,282,892
-------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                    367,440        21,548,458
                                                                           ----------------
                                                                                59,826,680
-------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.9%
Burberry Group plc                                               103,229         1,279,527
-------------------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares                      196,612        12,165,256
-------------------------------------------------------------------------------------------
Luxottica Group SpA                                              554,250        18,920,969
-------------------------------------------------------------------------------------------


                     1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Swatch Group AG (The), Cl. B                                      51,425   $    15,388,364
                                                                           ----------------
                                                                                47,754,116
-------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
-------------------------------------------------------------------------------------------
BEVERAGES--1.9%
Carlsberg AS, Cl. B                                              112,100        15,088,256
-------------------------------------------------------------------------------------------
Foster's Group Ltd.                                              652,896         3,397,687
-------------------------------------------------------------------------------------------
Heineken NV                                                      169,995        10,826,213
-------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                  87,686        18,458,639
                                                                           ----------------
                                                                                47,770,795
-------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
William Morrison Supermarkets plc                                998,639         5,805,434
-------------------------------------------------------------------------------------------
Woolworths Ltd.                                                  378,487         9,268,412
                                                                           ----------------
                                                                                15,073,846
-------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Barry Callebaut AG 1                                              38,538        27,814,050
-------------------------------------------------------------------------------------------
Cadbury Schweppes plc                                            597,216         7,099,966
-------------------------------------------------------------------------------------------
Koninklijke Numico NV                                             91,249         6,711,167
-------------------------------------------------------------------------------------------
Nestle SA                                                         21,172         9,247,987
                                                                           ----------------
                                                                                50,873,170
-------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
L'Oreal SA                                                       135,763        16,004,461
-------------------------------------------------------------------------------------------
ENERGY--4.0%
-------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Technip SA                                                       424,872        33,910,814
-------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.6%
BG Group plc                                                   1,158,427        18,545,296
-------------------------------------------------------------------------------------------
BP plc, ADR                                                      198,495        13,370,623
-------------------------------------------------------------------------------------------
Total SA                                                         285,044        21,453,630
-------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                    156,375        10,644,446
                                                                           ----------------
                                                                                64,013,995
-------------------------------------------------------------------------------------------
FINANCIALS--14.4%
-------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
3i Group plc                                                     555,418        11,814,545
-------------------------------------------------------------------------------------------
Collins Stewart plc                                            3,324,583        12,308,699
-------------------------------------------------------------------------------------------
Credit Suisse Group                                              143,645         9,409,464
-------------------------------------------------------------------------------------------
Mediobanca SpA                                                   330,530         7,118,678
-------------------------------------------------------------------------------------------
MLP AG                                                           198,430         3,181,562
-------------------------------------------------------------------------------------------
New CST plc                                                    2,375,422        20,019,888
-------------------------------------------------------------------------------------------
UBS AG                                                           264,865        13,803,040
                                                                           ----------------
                                                                                77,655,876
-------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.1%
Anglo Irish Bank Corp.                                         1,970,021        36,766,140
-------------------------------------------------------------------------------------------
Commerzbank AG                                                   226,884         9,327,810
-------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                   491,390        21,842,286
-------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                           1,592,600         8,733,923
-------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                               2,260        21,730,230
-------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                         1,964,817        22,759,186
-------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                          102,223        16,532,886
-------------------------------------------------------------------------------------------


                     2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-------------------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                        991,085   $     8,492,160
-------------------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                        533,395         4,570,421
                                                                           ----------------
                                                                               150,755,042
-------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Credit Saison Co. Ltd.                                           406,100        10,661,922
-------------------------------------------------------------------------------------------
INSURANCE--2.1%
Allianz SE                                                        64,450        13,845,582
-------------------------------------------------------------------------------------------
AMP Ltd.                                                       1,073,219         9,272,705
-------------------------------------------------------------------------------------------
Prudential plc                                                   621,158         8,804,445
-------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                         690,500        19,801,836
                                                                           ----------------
                                                                                51,724,568
-------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.2%
DIC Asset AG                                                     481,059        15,924,332
-------------------------------------------------------------------------------------------
Solidere, GDR 1,3                                                785,925        13,360,725
-------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                           722,700        23,655,177
                                                                           ----------------
                                                                                52,940,234
-------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                           263,200        12,733,407
-------------------------------------------------------------------------------------------
HEALTH CARE--11.8%
-------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
CSL Ltd.                                                         182,300        14,651,798
-------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                                     1,717,263         4,825,509
-------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                                     1,565,438         4,398,881
-------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                 358,387        17,532,007
-------------------------------------------------------------------------------------------
NicOx SA 1                                                     1,731,521        43,118,194
-------------------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                                        47,200         3,826,288
                                                                           ----------------
                                                                                88,352,677
-------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.5%
Essilor International SA                                         180,846        10,975,220
-------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,5                                          1,638,150         2,669,620
-------------------------------------------------------------------------------------------
Phonak Holding AG                                                216,512        19,197,941
-------------------------------------------------------------------------------------------
Straumann Holding AG                                              45,453        12,463,950
-------------------------------------------------------------------------------------------
Synthes, Inc.                                                    223,468        25,528,109
-------------------------------------------------------------------------------------------
Terumo Corp.                                                     281,480        13,224,382
-------------------------------------------------------------------------------------------
William Demant Holding AS 1                                      587,205        51,759,777
                                                                           ----------------
                                                                               135,818,999
-------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Art Advanced Research Technologies, Inc. 1,5                   1,721,500           358,646
-------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,4,5                 1,901,125           396,068
-------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 1 1,5         3,124,013           650,836
-------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 2 1,5           976,420           203,421
-------------------------------------------------------------------------------------------
BTG plc 1                                                      2,151,961         3,959,240
                                                                           ----------------
                                                                                 5,568,211
-------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Astellas Pharma, Inc.                                            107,705         4,995,041
-------------------------------------------------------------------------------------------


                     3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
-------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                              140,881   $     3,678,466
-------------------------------------------------------------------------------------------
H. Lundbeck AS                                                    96,195         2,260,535
-------------------------------------------------------------------------------------------
Novogen Ltd. 1,5                                               6,618,140        10,367,403
-------------------------------------------------------------------------------------------
Oxagen Ltd. 1,4                                                  214,287            18,911
-------------------------------------------------------------------------------------------
Roche Holding AG                                                  75,884        13,181,934
-------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                144,507        11,795,526
-------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                              344,200         5,042,780
-------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                   156,250        10,761,099
                                                                           ----------------
                                                                                62,101,695
-------------------------------------------------------------------------------------------
INDUSTRIALS--16.6%
-------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Empresa Brasileira de Aeronautica SA                           2,219,446        25,226,119
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.2%
Capita Group plc                                               3,296,791        49,886,922
-------------------------------------------------------------------------------------------
Experian Group Ltd.                                              895,755         9,445,730
-------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                445,524        15,840,476
-------------------------------------------------------------------------------------------
Randstad Holding NV                                               56,853         3,181,562
                                                                           ----------------
                                                                                78,354,690
-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.9%
Koninklijke Boskalis Westminster NV                              378,378        16,414,530
-------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                           621,458        22,298,472
-------------------------------------------------------------------------------------------
Solidere, GDR 1                                                   74,732         1,270,444
-------------------------------------------------------------------------------------------
Vinci SA                                                          91,068         6,480,755
                                                                           ----------------
                                                                                46,464,201
-------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.3%
ABB Ltd.                                                       2,139,762        52,743,330
-------------------------------------------------------------------------------------------
Alstom                                                           183,540        33,332,857
-------------------------------------------------------------------------------------------
Ceres Power Holdings plc 1                                     1,708,500         9,269,035
-------------------------------------------------------------------------------------------
Ushio, Inc.                                                      603,350        11,776,241
                                                                           ----------------
                                                                               107,121,463
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                                       154,319        19,422,314
-------------------------------------------------------------------------------------------
MACHINERY--4.2%
Aalberts Industries NV                                         1,588,984        37,793,784
-------------------------------------------------------------------------------------------
Demag Cranes AG                                                  404,938        18,970,436
-------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                 68,331        27,243,310
-------------------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                           360,729        19,128,388
                                                                           ----------------
                                                                               103,135,918
-------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Bunzl plc                                                      1,576,336        21,975,736
-------------------------------------------------------------------------------------------
Wolseley plc                                                     434,000         9,129,873
                                                                           ----------------
                                                                                31,105,609
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.0%
-------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
Nokia Oyj                                                        327,225        10,774,069
-------------------------------------------------------------------------------------------
Tandberg ASA                                                   1,693,805        37,035,282
-------------------------------------------------------------------------------------------


                     4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares                     13,036,030   $    48,561,697
                                                                           ----------------
                                                                                96,371,048
-------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Logitech International SA 1                                      642,287        17,415,755
-------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Hoya Corp.                                                       725,175        25,176,643
-------------------------------------------------------------------------------------------
Keyence Corp.                                                     90,974        20,184,144
-------------------------------------------------------------------------------------------
Nidec Corp.                                                      409,485        28,715,936
-------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                   377,475         5,470,274
-------------------------------------------------------------------------------------------
Omron Corp.                                                      314,518         8,338,978
-------------------------------------------------------------------------------------------
Phoenix Mecano AG                                                 26,223        11,431,484
                                                                           ----------------
                                                                                99,317,459
-------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
Blinkx plc 1                                                   1,419,914         1,102,218
-------------------------------------------------------------------------------------------
United Internet AG                                               349,448         6,674,015
-------------------------------------------------------------------------------------------
Yahoo! Japan Corp.                                                99,301        36,790,853
                                                                           ----------------
                                                                                44,567,086
-------------------------------------------------------------------------------------------
IT SERVICES--0.8%
Infosys Technologies Ltd.                                        408,678        18,607,928
-------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Canon, Inc.                                                      359,860        20,574,084
-------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
ASM International NV                                             398,795        10,871,152
-------------------------------------------------------------------------------------------
SOFTWARE--3.6%
Autonomy Corp. plc 1                                           1,419,914        26,524,796
-------------------------------------------------------------------------------------------
Enix Corp.                                                       190,620         5,910,060
-------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                 71,525        33,171,194
-------------------------------------------------------------------------------------------
Sage Group plc (The)                                           1,682,410         8,039,889
-------------------------------------------------------------------------------------------
SAP AG                                                           264,315        14,269,294
                                                                           ----------------
                                                                                87,915,233
-------------------------------------------------------------------------------------------
MATERIALS--4.8%
-------------------------------------------------------------------------------------------
CHEMICALS--1.7%
Filtrona plc                                                   1,309,442         6,309,991
-------------------------------------------------------------------------------------------
Nufarm Ltd.                                                    1,534,067        17,724,548
-------------------------------------------------------------------------------------------
Sika AG                                                            6,221        12,530,511
-------------------------------------------------------------------------------------------
Syngenta AG                                                       25,811         4,827,419
                                                                           ----------------
                                                                                41,392,469
-------------------------------------------------------------------------------------------
METALS & MINING--3.1%
Companhia Vale do Rio Doce, Sponsored ADR                        802,400        33,500,200
-------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                    909,720        27,028,767
-------------------------------------------------------------------------------------------
Rio Tinto plc                                                    259,142        17,861,910
                                                                           ----------------
                                                                                78,390,877
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
KDDI Corp.                                                         1,632        12,614,561
-------------------------------------------------------------------------------------------
Vodafone Group plc                                             4,250,885        13,750,062
                                                                           ----------------
                                                                                26,364,623


                     5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
UTILITIES--0.3%
-------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum Oyj                                                       204,480   $     6,763,261
                                                                           ----------------
Total Common Stocks (Cost $1,379,943,016)                                    2,281,533,410

-------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
-------------------------------------------------------------------------------------------
Ceres Group, Inc.:
$4 Cv., Series C-1 1,4                                            64,547           419,556
Cv., Series C 1,4                                                600,000         3,900,000
Cv., Series D 1,4                                                459,800         2,988,700
                                                                           ----------------
Total Preferred Stocks (Cost $5,416,988)                                         7,308,256

                                                                   UNITS
-------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts.:
Exp. 7/11/10 1                                                   355,403           301,887
Exp. 8/6/12 1                                                     55,000           274,499
                                                                           ----------------
Total Rights, Warrants and Certificates (Cost $0)                                  576,386

                                                                  SHARES
-------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--7.3%
-------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
   Cl. E, 5.44% 5,6
(Cost $179,460,181)                                          179,460,181       179,460,181
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,564,820,185)                   99.8%    2,468,878,233
-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.2         4,325,365

                                                             ------------------------------
NET ASSETS                                                         100.0%  $ 2,473,203,598
                                                             ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,759,606 or 0.72% of the Fund's net assets as of August 31, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of August 31, 2007 was $12,548,744, which represents 0.51% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                     6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                SHARES         GROSS           GROSS            SHARES
                                                     NOVEMBER 30, 2006     ADDITIONS      REDUCTIONS   AUGUST 31, 2007
-----------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                     1,901,125            --              --         1,901,125
Art Advanced Research Technologies, Inc.                     1,721,500            --              --         1,721,500
Art Advanced Research Technologies, Inc., Series 1           3,124,013            --              --         3,124,013
Art Advanced Research Technologies, Inc., Series 2             976,420            --              --           976,420
Novogen Ltd.                                                 6,618,140            --              --         6,618,140
Oppenheimer Institutional Money Market Fund, Cl. E          10,652,417   439,767,103     270,959,339       179,460,181
Ortivus AB, Cl. B                                            1,638,150            --              --         1,638,150

                                                                                                              DIVIDEND
                                                                                               VALUE            INCOME
-----------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                                               $     396,068   $            --
Art Advanced Research Technologies, Inc.                                                     358,646                --
Art Advanced Research Technologies, Inc., Series 1                                           650,836                --
Art Advanced Research Technologies, Inc., Series 2                                           203,421                --
Novogen Ltd.                                                                              10,367,403                --
Oppenheimer Institutional Money Market Fund, Cl. E                                       179,460,181         2,616,773
Ortivus AB, Cl. B                                                                          2,669,620                --
                                                                                       --------------------------------
                                                                                       $ 194,106,175   $     2,616,773
                                                                                       ================================

6. Rate shown is the 7-day yield as of August 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                            VALUE         PERCENT
---------------------------------------------------------------------------------------------------------------------
Japan                                                                                $   389,965,672            15.8%
United Kingdom                                                                           359,302,655            14.6
France                                                                                   261,283,760            10.6
Switzerland                                                                              260,974,882            10.6
United States                                                                            206,894,078             8.4
Germany                                                                                  170,288,099             6.9
Australia                                                                                114,855,927             4.6
The Netherlands                                                                           94,165,518             3.8
Denmark                                                                                   86,640,575             3.5
Italy                                                                                     86,629,017             3.5
Sweden                                                                                    72,514,209             2.9
India                                                                                     69,856,766             2.8
Brazil                                                                                    58,726,319             2.4
Spain                                                                                     40,654,111             1.6
Norway                                                                                    37,035,282             1.5
Ireland                                                                                   36,766,140             1.5
Korea, Republic of South                                                                  27,243,310             1.1
South Africa                                                                              27,028,767             1.1
Finland                                                                                   17,537,330             0.7
Lebanon                                                                                   14,631,169             0.6
Mexico                                                                                    14,185,500             0.6
Bermuda                                                                                   10,644,446             0.4
Jersey, Channel Islands                                                                    9,445,730             0.4
Canada                                                                                     1,608,971             0.1

                                                                                     --------------------------------
Total                                                                                $ 2,468,878,233           100.0%

                                                                                     ================================


                     7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY Translation. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it


                     8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                                  UNREALIZED
                                               ACQUISITION                  VALUATION AS OF     APPRECIATION
SECURITY                                             DATES           COST   AUGUST 31, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.           6/19/01   $  7,500,000   $       396,068   $   (7,103,932)
Ceres Group, Inc., $4 Cv., Series C-1       2/6/01-3/21/06        258,188           419,556          161,368
Ceres Group, Inc., Cv., Series C                    1/6/99      2,400,000         3,900,000        1,500,000
Ceres Group, Inc., Cv., Series D            3/15/01-3/9/06      2,758,800         2,988,700          229,900
Marshall Edwards, Inc.                     5/6/02-11/20/03      6,869,052         4,825,509       (2,043,543)
Oxagen Ltd.                                       12/20/00      2,210,700            18,911       (2,191,789)
                                                             ------------------------------------------------
                                                             $ 21,996,740   $    12,548,744   $   (9,447,996)
                                                             ================================================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $ 1,574,557,443
                                                                ================

Gross unrealized appreciation                                   $   932,938,751
Gross unrealized depreciation                                       (38,617,927)
                                                                ----------------
Net unrealized appreciation                                     $   894,320,824
                                                                ================


                     9 | OPPENHEIMER INTERNATIONAL GROWTH FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/09/2007


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/09/2007